Bank borrowings	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2018
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	250,000	132,821	493	133,314
Other loans		—	7,698	7,698
Total		132,821	8,191	141,012

	2017
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	200,000	—	—	—
Other loans		—	1,003	1,003
Total		—	1,003	1,003

Credit facilities

Credit facilities comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	135,919	—
Unamortised issuance costs	(3,098)	—
Accrued interest	493	—
Total	133,314	—

Amount due for settlement within 12 months	493	—
Amount due for settlement after 12 months	132,821	—
Total	133,314	—

On February 27, 2018, Ferroglobe entered into a revolving credit facility that provided for borrowings up to an aggregate principal amount of $250,000 thousand (the “Revolving Credit Facility”). The Revolving Credit Facility was amended on February 22, 2019, which included a reduction in the size of the facility from $250,000 thousand to $200,000 thousand (see Note 30). In addition to loans in US dollars, multicurrency borrowings under the Revolving Credit Facility are available in Euros, Pound Sterling and any other currency approved by the administrative agent and lenders. Subject to certain exceptions, loans under the Revolving Credit Facility may be borrowed, repaid and reborrowed at any time until the facility’s expiration date in February 27, 2021.

Interest Rates

At the Company’s option, loans under the Revolving Credit Facility bear interest based on the Base Rate or the Euro-Rate (each as defined below), plus an applicable margin. The applicable margin varies based on financial ratios, and is currently 2.25% for Base Rate loans or 3.25% for Euro-Rate loans. The average interest rate during the twelve months ended December 31, 2018 was 5.2%.

Base Rate shall mean, for any day, a fluctuating per annum rate of interest equal to the highest of (a) the Fed Overnight Bank Funding Rate, plus fifty basis points (0.50%), (b) the Prime Rate, and (c) the Daily LIBOR Rate, plus 100 basis points (1.00%). Any change in the Base Rate (or any component thereof) shall take effect at the opening of business on the day such change occurs. Notwithstanding the foregoing, if the Base Rate as determined in the manner provided for above would be less than zero percent (0.00%) per annum, such rate shall be deemed to be zero percent (0.00%) per annum for purposes of the Revolving Credit Facility Agreement.

Euro-Rate shall mean the following: (a) with respect to the U.S. Dollar Loans comprising any Borrowing Tranche to which the Euro-Rate Option applies for any Interest Period, the interest rate per annum determined by the Administrative Agent as the rate at which U.S. Dollar deposits are offered by leading banks in the London interbank deposit market; (b) with respect to Optional Currency Loans in Euros or British Pounds Sterling comprising any Borrowing Tranche for any Interest Period, the interest rate per annum determined by the Administrative Agent as the rate at which such currencies are offered by leading banks in the London interbank deposit market.

Guarantees and security

The obligations of Ferroglobe PLC (Borrower) under the Revolving Credit Facility, are guaranteed by certain of its subsidiaries (the Guarantors). The obligations of the Borrower and the Guarantors (together, the Loan Parties), together with each secured bank product accepted or executed by a Loan Party, are or will be secured by particular security interests in certain equity interests of subsidiaries of the Loan Parties and certain assets of the Loan Parties.

Covenants

In addition to certain affirmative and negative covenants, the Revolving Credit Facility contains certain maintenance financial covenants, including a maximum net total leverage ratio and a minimum interest coverage ratio. The Company was in compliance with all covenants as of December 31, 2018. Subsequent to December 31, 2018 the Company entered in to an amendment to the Revolving Credit facility that modified the financial maintenance covenants for an interim period (see Note 30).

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings at December 31, is as follows:

	2018
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	78,664	785	79,449
Borrowings in Euros	57,255	6,913	64,168
Total	135,919	7,698	143,617

	2017
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	992	992
Borrowings in other currencies	—	11	11
Total	—	1,003	1,003

Contractual maturity of non-current bank borrowings

The contractual maturity of non-current bank borrowings at December 31, 2018, was as follows:

	2018
	2021	Total
	US$'000	US$'000
Credit facilities	132,821	132,821
Other loans	—	—
Total	132,821	132,821

There were no non-current bank borrowings outstanding at December 31, 2017.